INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
	As of December 31,
	2 0 1 9	2 0 1 8

Raw materials	$14,428	$11,166
Work in process	25,831	18,736
Finished goods	8,103	11,884
	$48,362	$41,786